FINANCE LEASE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Gross [Member]
FINANCE LEASE RECEIVABLES (Tables) [Line Items]
Disclosure of maturity analysis of finance lease payments receivable [text block]	The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	2019	2018
	£m	£m
Gross investment in finance leases, receivable:
Not later than 1 year	490	458
Later than 1 year and not later than 2 years	347	516
Later than 2 years and not later than 3 years	181	456
Later than 3 years and not later than 4 years	145	201
Later than 4 years and not later than 5 years	208	178
Later than 5 years	883	1,104
	2,254	2,913
Unearned future finance income on finance leases	(563)	(1,068)
Rentals received in advance	(20)	(23)
Net investment in finance leases	1,671	1,822

Net [Member]
FINANCE LEASE RECEIVABLES (Tables) [Line Items]
Disclosure of maturity analysis of finance lease payments receivable [text block]	The net investment in finance leases represents amounts recoverable as follows:

	2019	2018
	£m	£m
Not later than 1 year	406	303
Later than 1 year and not later than 2 years	326	407
Later than 2 years and not later than 3 years	130	353
Later than 3 years and not later than 4 years	103	154
Later than 4 years and not later than 5 years	171	130
Later than 5 years	535	475
Net investment in finance leases	1,671	1,822